Deferred income (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure Of Deferred Income [Abstract]
Contract liabilities (Previous year - Deferred income)	₨ 1,333,802	$ 19,283	₨ 0
Deferred income	0	$ 0	1,172,061
Total	₨ 1,333,802		₨ 1,172,061